Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Nov. 30, 2011
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure

Note 1 – Basis of Presentation

DE Acquisition 5, Inc. (a development stage company) (the “Company”) was incorporated in on February 24, 2010, with an objective to acquire, or merge with, an operating business.  As of November 30, 2011, the Company had not yet commenced any operations.